Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK BALANCED CAPITAL FUND, INC.
Prospectus Date	rr_ProspectusDate	Apr. 06, 2017
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock Balanced Capital Fund, Inc.

BlackRock Basic Value Fund, Inc.

BlackRock Bond Fund, Inc.

BlackRock Total Return Fund

BlackRock California Municipal Series Trust

BlackRock California Municipal Opportunities Fund

BlackRock Capital Appreciation Fund, Inc.

BlackRock CoRI Funds

BlackRock CoRI 2015 Fund

BlackRock CoRI 2017 Fund

BlackRock CoRI 2019 Fund

BlackRock CoRI 2021 Fund

BlackRock CoRI 2023 Fund

BlackRock Emerging Markets Fund, Inc.

BlackRock Equity Dividend Fund

BlackRock EuroFund

BlackRock Focus Growth Fund, Inc.

BlackRock FundsSM

BlackRock Advantage Small Cap Core Fund

BlackRock Advantage Small Cap Growth Fund

BlackRock All-Cap Energy & Resources Portfolio

BlackRock Alternative Capital Strategies Fund

BlackRock Commodity Strategies Fund

BlackRock Emerging Markets Dividend Fund

BlackRock Emerging Markets Equity Strategies Fund

BlackRock Emerging Markets Long/Short Equity Fund

BlackRock Energy & Resources Portfolio

BlackRock Flexible Equity Fund

BlackRock Global Long/Short Credit Fund

BlackRock Global Long/Short Equity Fund

BlackRock Global Opportunities Portfolio

BlackRock Health Sciences Opportunities Portfolio

BlackRock Impact Bond Fund

BlackRock Impact U.S. Equity Fund

BlackRock International Opportunities Portfolio

BlackRock Mid-Cap Growth Equity Portfolio

BlackRock Multi-Manager Alternative Strategies Fund

BlackRock Real Estate Securities Fund

BlackRock Science & Technology Opportunities Portfolio

BlackRock Tactical Opportunities Fund

BlackRock Total Emerging Markets Fund

BlackRock Total Factor Fund

BlackRock U.S. Opportunities Portfolio

BlackRock Funds II

BlackRock 20/80 Target Allocation Fund

BlackRock 40/60 Target Allocation Fund

BlackRock 60/40 Target Allocation Fund

BlackRock 80/20 Target Allocation Fund

BlackRock Core Bond Portfolio

BlackRock Credit Strategies Income Fund

BlackRock Dynamic High Income Portfolio

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

BlackRock Floating Rate Income Portfolio

BlackRock Global Dividend Portfolio

BlackRock GNMA Portfolio

BlackRock High Yield Bond Portfolio

BlackRock Inflation Protected Bond Portfolio

BlackRock LifePath® Smart Beta 2020 Fund

BlackRock LifePath® Smart Beta 2025 Fund

BlackRock LifePath® Smart Beta 2030 Fund

BlackRock LifePath® Smart Beta 2035 Fund

BlackRock LifePath® Smart Beta 2040 Fund

BlackRock LifePath® Smart Beta 2045 Fund

BlackRock LifePath® Smart Beta 2050 Fund

BlackRock LifePath® Smart Beta 2055 Fund

BlackRock LifePath® Smart Beta Retirement Fund

BlackRock Low Duration Bond Portfolio

BlackRock Managed Income Fund

BlackRock Multi-Asset Income Portfolio

BlackRock Strategic Income Opportunities Portfolio

BlackRock U.S. Government Bond Portfolio

BlackRock Funds III

BlackRock Advantage International Fund

BlackRock CoreAlpha Bond Fund

BlackRock LifePath® Dynamic Retirement Fund

BlackRock LifePath® Dynamic 2020 Fund

BlackRock LifePath® Dynamic 2025 Fund

BlackRock LifePath® Dynamic 2030 Fund

BlackRock LifePath® Dynamic 2035 Fund

BlackRock LifePath® Dynamic 2040 Fund

BlackRock LifePath® Dynamic 2045 Fund

BlackRock LifePath® Dynamic 2050 Fund

BlackRock LifePath® Dynamic 2055 Fund

BlackRock Global Allocation Fund, Inc.

BlackRock Global SmallCap Fund, Inc.

BlackRock Large Cap Series Funds, Inc.

BlackRock Event Driven Equity Fund

BlackRock Large Cap Core Fund

BlackRock Large Cap Growth Fund

BlackRock Large Cap Value Fund

BlackRock Latin America Fund, Inc.

BlackRock Long-Horizon Equity Fund

BlackRock Mid Cap Value Opportunities Series, Inc.

BlackRock Mid Cap Value Opportunities Fund

BlackRock Multi-State Municipal Series Trust

BlackRock New Jersey Municipal Bond Fund

BlackRock New York Municipal Opportunities Fund

BlackRock Pennsylvania Municipal Bond Fund

BlackRock Municipal Bond Fund, Inc.

BlackRock High Yield Municipal Fund

BlackRock National Municipal Fund

BlackRock Short-Term Municipal Fund

BlackRock Municipal Series Trust

BlackRock Strategic Municipal Opportunities Fund

BlackRock Natural Resources Trust

BlackRock Pacific Fund, Inc.

BlackRock Series, Inc.

BlackRock International Fund

BlackRock Small Cap Growth Fund II

BlackRock Strategic Global Bond Fund, Inc.

BlackRock Value Opportunities Fund, Inc.

FDP Series, Inc.

FDP BlackRock CoreAlpha Bond Fund

FDP BlackRock Invesco Value Fund

FDP BlackRock Janus Growth Fund

FDP BlackRock MFS Research International Fund

Managed Account Series

BlackRock U.S. Mortgage Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BLACKROCK BALANCED CAPITAL FUND, INC. | BLACKROCK BALANCED CAPITAL FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock Balanced Capital Fund, Inc.

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BLACKROCK BASIC VALUE FUND, INC. | BLACKROCK BASIC VALUE FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock Basic Value Fund, Inc.

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BLACKROCK BOND FUND, INC. | BlackRock Total Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock Bond Fund, Inc.

BlackRock Total Return Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST | BlackRock California Municipal Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock California Municipal Series Trust

BlackRock California Municipal Opportunities Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BlackRock Capital Appreciation Fund, Inc. | BLACKROCK CAPITAL APPRECIATION FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock Capital Appreciation Fund, Inc.

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BlackRock CoRI Funds | BlackRock CoRI 2015 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock CoRI Funds

BlackRock CoRI 2015 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BlackRock CoRI Funds | BlackRock CoRI 2017 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock CoRI Funds

BlackRock CoRI 2017 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BlackRock CoRI Funds | BlackRock CoRI 2019 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock CoRI Funds

BlackRock CoRI 2019 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BlackRock CoRI Funds | BlackRock CoRI 2021 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock CoRI Funds

BlackRock CoRI 2021 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BlackRock CoRI Funds | BlackRock CoRI 2023 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock CoRI Funds

BlackRock CoRI 2023 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BLACKROCK EMERGING MARKETS FUND, INC. | BLACKROCK EMERGING MARKETS FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock Emerging Markets Fund, Inc.

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BLACKROCK EQUITY DIVIDEND FUND | BLACKROCK EQUITY DIVIDEND FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock Equity Dividend Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BLACKROCK EUROFUND | BLACKROCK EUROFUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock EuroFund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BLACKROCK FOCUS GROWTH FUND, INC. | BLACKROCK FOCUS GROWTH FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock Focus Growth Fund, Inc.

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BLACKROCK FUNDS | BlackRock Advantage Small Cap Core Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock FundsSM

BlackRock Advantage Small Cap Core Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BLACKROCK FUNDS | BLACKROCK ADVANTAGE SMALL CAP GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock FundsSM

BlackRock Advantage Small Cap Growth Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BLACKROCK FUNDS | BLACKROCK ALL-CAP ENERGY & RESOURCES PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock FundsSM

BlackRock All-Cap Energy & Resources Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BLACKROCK FUNDS | BlackRock Alternative Capital Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock FundsSM

BlackRock Alternative Capital Strategies Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BLACKROCK FUNDS | BlackRock Commodity Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock FundsSM

BlackRock Commodity Strategies Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BLACKROCK FUNDS | BlackRock Emerging Markets Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock FundsSM

BlackRock Emerging Markets Dividend Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BLACKROCK FUNDS | BlackRock Emerging Markets Equity Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock FundsSM

BlackRock Emerging Markets Equity Strategies Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BLACKROCK FUNDS | BlackRock Emerging Markets Long/Short Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock FundsSM

BlackRock Emerging Markets Long/Short Equity Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BLACKROCK FUNDS | BLACKROCK ENERGY & RESOURCES PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock FundsSM

BlackRock Energy & Resources Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BLACKROCK FUNDS | BLACKROCK FLEXIBLE EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock FundsSM

BlackRock Flexible Equity Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BLACKROCK FUNDS | BlackRock Global Long/Short Credit Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock FundsSM

BlackRock Global Long/Short Credit Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BLACKROCK FUNDS | BlackRock Global Long/Short Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock FundsSM

BlackRock Global Long/Short Equity Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BLACKROCK FUNDS | BLACKROCK GLOBAL OPPORTUNITIES PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock FundsSM

BlackRock Global Opportunities Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BLACKROCK FUNDS | BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock FundsSM

BlackRock Health Sciences Opportunities Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BLACKROCK FUNDS | BlackRock Impact Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock FundsSM

BlackRock Impact Bond Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BLACKROCK FUNDS | BlackRock Impact U.S. Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock FundsSM

BlackRock Impact U.S. Equity Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BLACKROCK FUNDS | BLACKROCK INTERNATIONAL OPPORTUNITIES PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock FundsSM

BlackRock International Opportunities Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BLACKROCK FUNDS | BLACKROCK MID CAP GROWTH EQUITY PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock FundsSM

BlackRock Mid-Cap Growth Equity Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BLACKROCK FUNDS | BlackRock Multi-Manager Alternative Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock FundsSM

BlackRock Multi-Manager Alternative Strategies Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BLACKROCK FUNDS | BlackRock Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock FundsSM

BlackRock Real Estate Securities Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BLACKROCK FUNDS | BLACKROCK SCIENCE & TECHNOLOGY OPPORTUNITIES PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock FundsSM

BlackRock Science & Technology Opportunities Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BLACKROCK FUNDS | BLACKROCK TACTICAL OPPORTUNITIES FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock FundsSM

BlackRock Tactical Opportunities Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BLACKROCK FUNDS | BlackRock Total Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock FundsSM

BlackRock Total Emerging Markets Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BLACKROCK FUNDS | BlackRock Total Factor Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock FundsSM

BlackRock Total Factor Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BLACKROCK FUNDS | BLACKROCK U.S. OPPORTUNITIES PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock FundsSM

BlackRock U.S. Opportunities Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BlackRock Funds II | BLACKROCK 20/80 TARGET ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock Funds II

BlackRock 20/80 Target Allocation Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BlackRock Funds II | BLACKROCK 40/60 TARGET ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock Funds II

BlackRock 40/60 Target Allocation Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BlackRock Funds II | BLACKROCK 60/40 TARGET ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock Funds II

BlackRock 60/40 Target Allocation Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BlackRock Funds II | BLACKROCK 80/20 TARGET ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock Funds II

BlackRock 80/20 Target Allocation Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BlackRock Funds II | BLACKROCK CORE BOND PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock Funds II

BlackRock Core Bond Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BlackRock Funds II | BlackRock Credit Strategies Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock Funds II

BlackRock Credit Strategies Income Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BlackRock Funds II | BlackRock Dynamic High Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock Funds II

BlackRock Dynamic High Income Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BlackRock Funds II | BLACKROCK EMERGING MARKETS FLEXIBLE DYNAMIC BOND PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock Funds II

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BlackRock Funds II | BlackRock Floating Rate Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock Funds II

BlackRock Floating Rate Income Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BlackRock Funds II | BLACKROCK GLOBAL DIVIDEND PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock Funds II

BlackRock Global Dividend Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BlackRock Funds II | BLACKROCK GNMA PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock Funds II

BlackRock GNMA Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BlackRock Funds II | BLACKROCK HIGH YIELD BOND PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock Funds II

BlackRock High Yield Bond Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BlackRock Funds II | BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock Funds II

BlackRock Inflation Protected Bond Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BlackRock Funds II | BLACKROCK LIFEPATH SMART BETA 2020 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock Funds II

BlackRock LifePath® Smart Beta 2020 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BlackRock Funds II | BLACKROCK LIFEPATH SMART BETA 2025 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock Funds II

BlackRock LifePath® Smart Beta 2025 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BlackRock Funds II | BLACKROCK LIFEPATH SMART BETA 2030 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock Funds II

BlackRock LifePath® Smart Beta 2030 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BlackRock Funds II | BLACKROCK LIFEPATH SMART BETA 2035 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock Funds II

BlackRock LifePath® Smart Beta 2035 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BlackRock Funds II | BLACKROCK LIFEPATH SMART BETA 2040 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock Funds II

BlackRock LifePath® Smart Beta 2040 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BlackRock Funds II | BLACKROCK LIFEPATH SMART BETA 2045 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock Funds II

BlackRock LifePath® Smart Beta 2045 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BlackRock Funds II | BLACKROCK LIFEPATH SMART BETA 2050 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock Funds II

BlackRock LifePath® Smart Beta 2050 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BlackRock Funds II | BLACKROCK LIFEPATH SMART BETA 2055 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock Funds II

BlackRock LifePath® Smart Beta 2055 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BlackRock Funds II | BLACKROCK LIFEPATH SMART BETA RETIREMENT FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock Funds II

BlackRock LifePath® Smart Beta Retirement Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BlackRock Funds II | BLACKROCK LOW DURATION BOND PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock Funds II

BlackRock Low Duration Bond Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BlackRock Funds II | BLACKROCK MANAGED INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock Funds II

BlackRock Managed Income Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BlackRock Funds II | BLACKROCK MULTI-ASSET INCOME PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock Funds II

BlackRock Multi-Asset Income Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BlackRock Funds II | BLACKROCK STRATEGIC INCOME OPPORTUNITIES PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock Funds II

BlackRock Strategic Income Opportunities Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BlackRock Funds II | BLACKROCK U.S.GOVERNMENT BOND PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock Funds II

BlackRock U.S. Government Bond Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BlackRock Funds III | BlackRock Advantage International Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock Funds III

BlackRock Advantage International Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BlackRock Funds III | BlackRock CoreAlpha Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock Funds III

BlackRock CoreAlpha Bond Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BlackRock Funds III | BlackRock LifePath Dynamic Retirement Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock Funds III

BlackRock LifePath® Dynamic Retirement Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BlackRock Funds III | BlackRock LifePath Dynamic 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock Funds III

BlackRock LifePath® Dynamic 2020 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BlackRock Funds III | BlackRock LifePath Dynamic 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock Funds III

BlackRock LifePath® Dynamic 2025 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BlackRock Funds III | BlackRock LifePath Dynamic 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock Funds III

BlackRock LifePath® Dynamic 2030 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BlackRock Funds III | BlackRock LifePath Dynamic 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock Funds III

BlackRock LifePath® Dynamic 2035 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BlackRock Funds III | BlackRock LifePath Dynamic 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock Funds III

BlackRock LifePath® Dynamic 2040 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BlackRock Funds III | BlackRock LifePath Dynamic 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock Funds III

BlackRock LifePath® Dynamic 2045 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BlackRock Funds III | BlackRock Lifepath Dynamic 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock Funds III

BlackRock LifePath® Dynamic 2050 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BlackRock Funds III | BlackRock LifePath Dynamic 2055 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock Funds III

BlackRock LifePath® Dynamic 2055 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BLACKROCK GLOBAL ALLOCATION FUND, INC. | BLACKROCK GLOBAL ALLOCATION FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock Global Allocation Fund, Inc.

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BLACKROCK GLOBAL SMALLCAP FUND, INC. | BLACKROCK GLOBAL SMALLCAP FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock Global SmallCap Fund, Inc.

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BLACKROCK LARGE CAP SERIES FUNDS, INC. | BlackRock Event Driven Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock Large Cap Series Funds, Inc.

BlackRock Event Driven Equity Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BLACKROCK LARGE CAP SERIES FUNDS, INC. | BlackRock Large Cap Core Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock Large Cap Series Funds, Inc.

BlackRock Large Cap Core Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BLACKROCK LARGE CAP SERIES FUNDS, INC. | BlackRock Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock Large Cap Series Funds, Inc.

BlackRock Large Cap Growth Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BLACKROCK LARGE CAP SERIES FUNDS, INC. | BlackRock Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock Large Cap Series Funds, Inc.

BlackRock Large Cap Value Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BLACKROCK LATIN AMERICA FUND, INC. | BLACKROCK LATIN AMERICA FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock Latin America Fund, Inc.

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BlackRock Long-Horizon Equity Fund | BlackRock Long-Horizon Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock Long-Horizon Equity Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BLACKROCK MID CAP VALUE OPPORTUNITIES SERIES INC. | BlackRock Mid Cap Value Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock Mid Cap Value Opportunities Series, Inc.

BlackRock Mid Cap Value Opportunities Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BLACKROCK MULTI STATE MUNICIPAL SERIES TRUST | BlackRock New Jersey Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock Multi-State Municipal Series Trust

BlackRock New Jersey Municipal Bond Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BLACKROCK MULTI STATE MUNICIPAL SERIES TRUST | BlackRock New York Municipal Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock Multi-State Municipal Series Trust

BlackRock New York Municipal Opportunities Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BLACKROCK MULTI STATE MUNICIPAL SERIES TRUST | BlackRock Pennsylvania Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock Multi-State Municipal Series Trust

BlackRock Pennsylvania Municipal Bond Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BLACKROCK MUNICIPAL BOND FUND, INC. | BlackRock High Yield Municipal Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock Municipal Bond Fund, Inc.

BlackRock High Yield Municipal Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BLACKROCK MUNICIPAL BOND FUND, INC. | BlackRock National Municipal Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock Municipal Bond Fund, Inc.

BlackRock National Municipal Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BLACKROCK MUNICIPAL BOND FUND, INC. | BlackRock Short-Term Municipal Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock Municipal Bond Fund, Inc.

BlackRock Short-Term Municipal Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BLACKROCK MUNICIPAL SERIES TRUST | BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock Municipal Series Trust

BlackRock Strategic Municipal Opportunities Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BLACKROCK NATURAL RESOURCES TRUST | BLACKROCK NATURAL RESOURCES TRUST
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock Natural Resources Trust

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BLACKROCK PACIFIC FUND, INC. | BLACKROCK PACIFIC FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock Pacific Fund, Inc.

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BLACKROCK SERIES, INC. | BlackRock International Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock Series, Inc.

BlackRock International Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BLACKROCK SERIES, INC. | BlackRock Small Cap Growth Fund II
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock Series, Inc.

BlackRock Small Cap Growth Fund II

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BlackRock Strategic Global Bond Fund, Inc. | BlackRock Strategic Global Bond Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock Strategic Global Bond Fund, Inc.

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

BlackRock Value Opportunities Fund, Inc. | BlackRock Value Opportunities Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BlackRock Value Opportunities Fund, Inc.

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

FDP Series, Inc. | FDP BlackRock CoreAlpha Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

FDP Series, Inc.

FDP BlackRock CoreAlpha Bond Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

FDP Series, Inc. | FDP BlackRock Invesco Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

FDP Series, Inc.

FDP BlackRock Invesco Value Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

FDP Series, Inc. | FDP BlackRock Janus Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

FDP Series, Inc.

FDP BlackRock Janus Growth Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

FDP Series, Inc. | FDP BlackRock MFS Research International Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

FDP Series, Inc.

FDP BlackRock MFS Research International Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.

Managed Account Series | BlackRock U.S.Mortgage Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

Managed Account Series

BlackRock U.S. Mortgage Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the Investor Shares Prospectus of each Fund (each, a “Prospectus”)

Effective April 10, 2017, each Prospectus is amended as follows:

The first paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About [the Fund]—Fees and Expenses of the Fund” or “Fund Overview—Fees and Expenses of the Fund,” as applicable, is amended to add a cross-reference to the “Intermediary-Defined Sales Charge Waiver Policies” section of the Prospectus.